AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 6, 2007

File No. 333-141547

File No. 811-010491

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 2	☒
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 10	☒
(Check appropriate box or boxes)	☐

NUVEEN REAL ESTATE INCOME FUND

(Exact Name of Registrant as Specified in Charter)

333 WEST WACKER DRIVE, CHICAGO, ILLINOIS 60606

(Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(800) 257-8787

(Registrant’s Telephone Number, including Area Code)

Kevin J. McCarthy

Vice President

333 West Wacker Drive

Chicago, Illinois 60606

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies to:

Monica L. Parry

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☒

It is proposed that this filing will become effective (check appropriate box)

☐	When declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, $0.01 par value	36,955 Shares	$27.06	$1,000,000	$30.70

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 475(c) under the Securities Act of 1933 based on the average of the closing price of the shares of beneficial interest for the five business days immediately prior to the filing date as reported on the American Stock Exchange.

(2)	Transmitted prior to filing.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

EXPLANATORY NOTE

Pre-Effective Amendment No. 1 (“PEA No. 1”) to the Registration Statement on Form N-2 for the Nuveen Real Estate Income Fund (the “Fund”) was filed with the Commission on October 31, 2007 (Accession No. 0001193125-07-231268). This Pre-Effective Amendment No. 2 (“PEA No. 2”) is being filed solely for the purpose of correcting a clerical error which occurred in PEA No. 1 regarding the amount of shares being registered by the Fund. Because no other changes are intended to be made to PEA No. 1 by means of this PEA No. 2, Parts A, B and C of PEA No. 1 are incorporated herein by reference.

PART A - PROSPECTUS

The Prospectus for the Fund is incorporated by reference to Part A of PEA No. 1.

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated by reference to Part B of PEA No. 1.

PART C - OTHER INFORMATION

Part C of this Pre-Effective Amendment is incorporated by reference to Part C of PEA No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File No. 333-141547) to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 6th day of November, 2007.

NUVEEN REAL ESTATE INCOME FUND

/s/ Kevin J. McCarthy
Kevin J. McCarthy, Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Stephen D. Foy Stephen D. Foy	Vice President and Controller (principal financial and accounting officer)	November 6, 2007

/s/ Gifford R. Zimmerman Gifford R. Zimmerman	Chief Administrative Officer (principal executive officer)

Timothy R. Schwertfeger*	Chairman of the Board and Trustee

Robert P. Bremmer*	Trustee

Jack B. Evans*	Trustee

William C. Hunter*	Trustee

William J. Schneider*	Trustee

Judith M. Stockdale*	Trustee

Carole E. Stone*	Trustee

By*:	/s/ Kevin J. McCarthy
Kevin J. McCarthy, Attorney-in-Fact
November 6, 2007

*	The original powers of attorney authorizing Kevin J. McCarthy, among others, to execute this Registration Statement, and Amendments thereto, for the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and filed with the Securities and Exchange Commission as Exhibit (s) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 and are incorporated herein by reference thereto.